Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 841	$ 880
Carrying value of investments, Non-Current	1,530	1,801
Total Investments	2,371	2,681
Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	233	280
Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	189	289
Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	1,949	2,112
Cost | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	18	29
Carrying value of investments, Non-Current	215	251
Fair Value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	2,399	2,724
Fair Value | Quoted Debt Securities | Amortized Cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments	261	323
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	179	133
Carrying value of investments, Non-Current	1,221	1,501
Total Investments	1,400	1,634
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	119	266
Total Investments	119	266
Fair Value | Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	90
Total Investments	90
Fair Value | Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	435	452
Total Investments	435	452
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Total Investments		3
Fair Value | Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	24	26
Total Investments	24	26
Fair Value | Unquoted Compulsorily Convertible Debentures | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current		1
Total Investments		1
Fair Value | Unquoted Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current		3
Fair Value | Target Maturity Fund Units | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	49
Total Investments	49
Fair Value | Others | Fair Value Through Profit or Loss
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	21	19
Total Investments	$ 21	$ 19